SEGMENT DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Operating Segment Results

The following table presents the Company’s reportable segment results for the three and nine months ended September 30, 2014 and 2013.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended September 30, 2014
Revenue	$830,509	$329,500	$413,294	$73,712	$-	$(16,981)	$1,630,034
Direct operating expenses	242,517	140,739	260,095	5,103	-	(2,473)	645,981
Selling, general and administrative expenses	269,009	55,257	84,356	35,563	-	(14,498)	429,687
Corporate expenses	-	-	-	-	78,212	(10)	78,202
Depreciation and amortization	61,606	48,973	50,105	8,389	6,792	-	175,865
Impairment charges	-	-	-	-	35	-	35
Other operating income, net	-	-	-	-	47,172	-	47,172

Operating income (loss)	$257,377	$84,531	$18,738	$24,657	$(37,867)	$-	$347,436

Intersegment revenues	$10	$721	$-	$16,250	$-	$-	$16,981
Capital expenditures	$9,336	$18,980	$22,860	$1,235	$1,176	$-	$53,587
Share-based compensation expense	$-	$-	$-	$-	$2,246	$-	$2,246

Three Months Ended September 30, 2013
Revenue	$823,863	$331,346	$391,667	$57,460	$-	$(16,814)	$1,587,522
Direct operating expenses	249,084	140,972	255,122	5,718	-	(2,153)	648,743
Selling, general and administrative expenses	260,264	55,739	75,698	34,314	-	(14,661)	411,354
Corporate expenses	-	-	-	-	89,574	-	89,574
Depreciation and amortization	64,745	48,530	49,090	9,925	5,040	-	177,330
Impairment charges	-	-	-	-	-	-	-
Other operating income, net	-	-	-	-	6,186	-	6,186

Operating income (loss)	$249,770	$86,105	$11,757	$7,503	$(88,428)	$-	$266,707

Intersegment revenues	$-	$1,110	$-	$15,704	$-	$-	$16,814
Capital expenditures	$22,171	$13,838	$19,983	$2,070	$6,518	$-	$64,580
Share-based compensation expense	$-	$-	$-	$-	$2,754	$-	$2,754

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Nine Months Ended September 30, 2014
Revenue	$2,307,193	$917,404	$1,241,846	$184,236	$-	$(47,943)	$4,602,736
Direct operating expenses	678,681	413,761	781,730	17,839	-	(6,313)	1,885,698
Selling, general and administrative expenses	787,357	158,789	254,045	107,521	-	(41,620)	1,266,092
Corporate expenses	-	-	-	-	233,114	(10)	233,104
Depreciation and amortization	185,656	144,094	150,763	25,763	18,522	-	524,798
Impairment charges	-	-	-	-	4,937	-	4,937
Other operating income, net	-	-	-	-	45,709	-	45,709

Operating income (loss)	$655,499	$200,760	$55,308	$33,113	$(210,864)	$-	$733,816

Intersegment revenues	$10	$2,791	$-	$45,142	$-	$-	$47,943
Capital expenditures	$30,020	$48,390	$84,215	$4,121	$28,262	$-	$195,008
Share-based compensation expense	$-	-	-	-	8,064	-	8,064

Nine Months Ended September 30, 2013
Revenue	$2,286,040	$952,832	$1,187,262	$167,778	$-	$(45,235)	$4,548,677
Direct operating expenses	685,099	419,676	762,167	18,535	-	(6,368)	1,879,109
Selling, general and administrative expenses	755,351	165,232	238,786	105,556	-	(38,867)	1,226,058
Corporate expenses	-	-	-	-	245,702	-	245,702
Depreciation and amortization	200,615	144,256	150,013	29,797	14,565	-	539,246
Impairment charges	-	-	-	-	-	-	-
Other operating income, net	-	-	-	-	9,694	-	9,694

Operating income (loss)	$644,975	$223,668	$36,296	$13,890	$(250,573)	$-	$668,256

Intersegment revenues	$-	$1,253	$-	$43,982	$-	$-	$45,235
Capital expenditures	$58,335	$43,489	$68,683	$6,765	$19,988	$-	$197,260
Share-based compensation expense	$-	$-	$-	$-	$14,093	$-	$14,093

The following table presents the Company’s reportable segment results for the years ended December 31, 2013, 2012 and 2011.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2013
Revenue	$3,131,595	$1,290,452	$1,655,738	$227,864	$-	$(62,605)	$6,243,044
Direct operating expenses	931,976	566,669	1,028,059	25,271	-	(8,556)	2,543,419
Selling, general and administrative expenses	1,020,097	220,732	322,840	140,241	-	(54,049)	1,649,861
Depreciation and amortization	271,126	196,597	203,927	39,291	19,887	-	730,828
Impairment charges	-	-	-	-	16,970	-	16,970
Corporate expenses	-	-	-	-	324,182	-	324,182
Other operating income, net	-	-	-	-	22,998	-	22,998

Operating income (loss)	$908,396	$306,454	$100,912	$23,061	$(338,041)	$-	$1,000,782

Intersegment revenues	$-	$2,473	$-	$60,132	$-	$-	$62,605
Segment assets	$8,064,671	$3,693,308	$2,029,687	$534,363	$775,273	$-	$15,097,302
Capital expenditures	$75,742	$88,991	$108,548	$9,933	$41,312	$-	$324,526
Share-based compensation expense	$-	$-	$-	$-	$16,715	$-	$16,715
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	878,626	582,340	1,021,152	25,088	-	(12,965)	2,494,241
Selling, general and administrative expenses	993,116	211,245	363,417	152,394	-	(53,754)	1,666,418
Depreciation and amortization	271,399	192,023	205,258	45,568	15,037	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	297,366	-	297,366
Other operating income, net	-	-	-	-	48,127	-	48,127

Operating income (loss)	$941,639	$293,649	$77,860	$58,829	$(301,927)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$65,464	$-	$-	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309	$815,435	$1,183,936	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$-	$-	$-	$-	$28,540	$-	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149	$234,542	$-	$(63,892)	$6,161,352
Direct operating expenses	857,622	566,313	1,064,562	27,807	-	(11,837)	2,504,467
Selling, general and administrative expenses	971,066	198,989	339,043	147,481	-	(52,055)	1,604,524
Depreciation and amortization	268,245	211,009	219,955	49,827	14,270	-	763,306
Impairment charges	-	-	-	-	7,614	-	7,614
Corporate expenses	-	-	-	-	239,399	-	239,399
Other operating income, net	-	-	-	-	12,682	-	12,682

Operating income (loss)	$889,895	$276,414	$127,589	$9,427	$(248,601)	$-	$1,054,724

Intersegment revenues	$-	$4,141	$-	$59,751	$-	$-	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173	$809,212	$1,316,310	$-	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044	$5,737	$19,490	$-	$363,974
Share-based compensation expense	$-	$-	$-	$-	$20,667	$-	$20,667